Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Software	157,041	159,879
Trademarks and domain names	161,417	139,521
Customer relationships	35,642	6,820
Non‑competition agreements	122,480	2,950
Advertising resources (Note 5)	2,441,670	2,283,715
Licence	340,413	340,413
Total	3,258,663	2,933,298
Less: accumulated amortization	(644,931)	(1,023,964)
Less: accumulated impairment	(53,290)	(266,683)
Net book value	2,560,442	1,642,651

Schedule of estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years

Amounts
RMB
(in thousands)
For the years ending December 31,
2021	520,138
2022	516,899
2023	508,877
2024	60,015
2025	18,088
1,624,017